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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		September 30, 2007

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
9/30/07

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:           	41

Form 13F Table Value Total:  	 385,156
                                            (thousands)
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
Name of Issuer		Title of Class	CUSIP		Value	 Shares	  Inv.	     Other        Voting Authority
							x1000		  Discretion Managers Sole      Shared	 None

AMERICAN CAMPUS COMMUNI	COM		024835100	 3,304 	 112,793  SOLE	     N/A      2,888 	0	 416
ACADIA REALTY TRUST	COM SH BEN INT	004239109	 3,751 	 138,248  SOLE	     N/A      3,056 	0	 695
AMB PROPERTY CORP	COM		00163T109	 16,427  274,655  SOLE	     N/A      13,204 	0	 3,223
ARCHSTONE-SMITH TRUST	COM	 	039583109	 10,400  172,931  SOLE	     N/A      9,630 	0	 770
AVALONBAY COMMUNITIES   COM		053484101	 17,817  150,914  SOLE	     N/A      14,920 	0	 2,897
STRATEGIC HOTELS & RESO COM		86272T106	 3,159 	 153,439  SOLE	     N/A      2,490 	0	 670
BIOMED REALTY TRUST INC	COM		09063H107	 558 	 23,165   SOLE	     N/A      558 	0	 -
BROOKFIELD PROPERTIES   COM		112900105	 5,103 	 204,920  SOLE	     N/A      4,524 	0	 578
BRE PROPERTIES INC	CL A		05564E106	 9,131 	 163,250  SOLE	     N/A      7,671 	0	 1,460
BOSTON PROPERTIES INC	COM		101121101	 14,303  137,661  SOLE	     N/A      12,219 	0	 2,084
CAMDEN PROPERTY TRUST	SH BEN INT	133131102	 1,887 	 29,374   SOLE	     N/A      1,569 	0	 318
DEVELOPERS DIVERSIFIED  COM		251591103	 1,015 	 18,164   SOLE	     N/A      1,015 	0	 -
DOUGLAS EMMETT INC	COM		25960P109	 3,813 	 154,170  SOLE	     N/A      3,218 	0	 594
DIGITAL REALTY TRUST    COM		253868103	 10,042  254,942  SOLE	     N/A      8,455 	0	 1,587
DIAMONDROCK HOSPITALITY COM		252784301	 1,322 	 75,950   SOLE	     N/A      1,113 	0	 209
ESSEX PROPERTY TRUST    COM		297178105	 10,170  86,502   SOLE	     N/A      8,476 	0	 1,695
EXTRA SPACE STORAGE INC	COM		30225T102	 2,760 	 179,363  SOLE	     N/A      2,350 	0	 410
FIRST INDUSTRIAL REALTY COM		32054K103	 3,492 	 89,845   SOLE	     N/A      2,859 	0	 634
FEDERAL REALTY INVS TR  SH BEN INT NEW	313747206	 16,052  181,176  SOLE	     N/A      13,341 	0	 2,712
GENERAL GROWTH PROPERT	COM		370021107	 9,279 	 173,059  SOLE	     N/A      7,716 	0	 1,564
GRAMERCY CAPITAL CORP	COM		384871109	 3,263 	 129,629  SOLE	     N/A      2,757 	0	 506
HEALTH CARE REIT INC	COM		42217K106	 8,490 	 191,900  SOLE	     N/A      7,146 	0	 1,343
HCP INC			COM		40414L109	 11,367  342,699  SOLE	     N/A      9,544 	0	 1,824
HOST HOTELS & RESORTS   COM		44107P104	 11,700  521,399  SOLE	     N/A      9,933 	0	 1,767
INLAND REAL ESTATE CORP	COM NEW		457461200	 3,837 	 247,678  SOLE	     N/A      3,264 	0	 572
KIMCO REALTY CORP	COM		49446R109	 24,941  551,679  SOLE	     N/A      20,963 	0	 3,979
MEDICAL PROPERTIES TR   COM		58463J304	 2,720 	 204,226  SOLE	     N/A      2,227 	0	 493
NATIONWIDE HEALTH PPTYS COM		638620104	 6,184 	 205,230  SOLE	     N/A      5,172 	0	 1,012
NORTHSTAR REALTY FIN    COM		66704R100	 1,592 	 160,300  SOLE	     N/A      1,360 	0	 232
PENN REAL ESTATE INVEST SH BEN INT	709102107	 2,496 	 64,107   SOLE	     N/A      2,205 	0	 291
PROLOGIS		SH BEN INT	743410102	 41,463  624,919  SOLE	     N/A      36,667 	0	 4,797
PUBLIC STORAGE		COM		74460D109	 5,507 	 70,022   SOLE	     N/A      4,599 	0	 909
QUADRA REALTY TRUST INC	COM		746945104	 144 	 15,122   SOLE	     N/A      23 	0	 121
SUNSTONE HOTEL INVESTOR COM		867892101	 3,743 	 145,987  SOLE	     N/A      3,187 	0	 556
TANGER FACTORY OUTLET   COM		875465106	 21,680  534,111  SOLE	     N/A      18,277 	0	 3,403
SL GREEN REALTY CORP	COM		78440X101	 13,533  115,891  SOLE	     N/A      11,606 	0	 1,926
SIMON PROPERTY GROUP    COM		828806109	 32,744  327,435  SOLE	     N/A      28,028 	0	 4,716
TAUBMAN CENTERS INC	COM		876664103	 8,194 	 149,669  SOLE	     N/A      6,774 	0	 1,421
VORNADO REALTY TRUST	SH BEN INT	929042109	 27,125  248,058  SOLE	     N/A      23,077 	0	 4,048
VENTAS INC		COM		92276F100	 9,832 	 237,487  SOLE	     N/A      8,342 	0	 1,490
WEINGARTEN REALTY INVES SH BEN INT	948741103	 815 	 19,663   SOLE	     N/A      815 	0	 -

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11/8/07


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
September 30, 2007.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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